TOWERJAZZ PANASONIC SEMICONDUCTOR CO., LTD. ESTABLISHMENT	12 Months Ended
Dec. 31, 2015
TOWERJAZZ PANASONIC SEMICONDUCTOR CO., LTD. ESTABLISHMENT [Abstract]
TOWERJAZZ PANASONIC SEMICONDUCTOR CO., LTD. ESTABLISHMENT
NOTE 3	-	TOWERJAZZ PANASONIC SEMICONDUCTOR CO., LTD.ESTABLISHMENT

Pursant to agreements signed between Panasonic Corporation (“Panasonic”) and Tower, (a) Panasonic formed a fully-owned subsidiary named TPSCo in March 2014; (b) Panasonic transferred licenses rights to semiconductor wafer manufacturing process and transferred its capacity tools of 8 inch and 12 inch at three of its fabs located in Hokuriku Japan (Uozu, Tonami and Arai) to TPSCo; and (c) Tower acquired 51% of the shares of TPSCo in consideration for the issuance of ordinary shares of Tower to Panasonic valued at approximately $7,411.

The purchase price has been allocated on the basis of the estimated fair value of the assets purchased and the liabilities assumed.

The fair values set forth below are based on a valuation of TPSCo's assets and liabilities and purchase price allocation performed by the Company in accordance with ASC 805-10 "Business Combinations" taking in considerations an appraisal report of a third party expert.

The estimated fair value of the assets, net amounted to $180,935. As the fair value of the net assets acquired less the non-controlling interest exceeded the purchase price, Tower recognized a gain on the acquisition in the amount of $166,404.

The Company believes that the gain realized from the acquisition mainly derived from the fact that Panasonic's fabs were not fully utilized in recent years and were anticipated to remain so in the coming years, hence any volume manufacturing and revenue resulting from the transaction with Tower, due to Tower's customer base, contacts, technologies, foundry management and operations expertise will benefit Panasonic and directly increase the value of the transferred assets.

The allocation of fair value to the assets acquired and liabilities assumed is as follows:

As of March 31, 2014
Current assets	$91,414
Machinery and equipment	245,278
Intangible assets	24,520
Total assets as of acquisition date	$361,212

Current liabilities	$1,426
Long-term Loan	85,249
Deferred tax liability	93,602
Total liabilities as of acquisition date	$180,277
Total net assets acquired	$180,935
The fair value non-controlling interests in TPSCo	7,120
Tower's consideration	7,411
Gain on acquisition	$166,404

The fair value of the non-controlling interest in the table above was derived based on the purchase price paid by Tower to Panasonic in consideration for the acquisition of 51% of TPSCo's shares.

TPSCo, Tower and Panasonic also agreed to the following, among others: (i) a five-year manufacturing agreement between Panasonic and TPSCo, under which Panasonic will acquire products from TPSCo; (ii) a five-year production related and complimentary services agreement between Panasonic and TPSCo, under which Panasonic will acquire services from TPSCo; (iii) TPSCo will license certain technologies from Panasonic in order to utilize certain Panasonic process technologies for the manufacturing of products; (iv) Panasonic will provide TPSCo with various transition services and support; (v) TPSCo will lease the manufacturing buildings and related facilities' infrastructure from Panasonic; and (vi) TPSCo will receive services from Tower including marketing, sales, general and administration services.

Pro forma financial information is not presented since the financial information of the acquired entity was prepared for internal use within its group and was not representative of the financial statements of the acquired entity had it been standalone entity.